Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of financial assets for trading at fair value through profit and loss - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial derivative contracts
Total	$ 11,827,006	$ 9,567,818
Financial derivative contracts [Member]
Financial derivative contracts
Total	11,672,960	9,494,471
Debt financial instruments [Member]
Financial derivative contracts
Total	154,046	73,347
Forwards [Member] | Financial derivative contracts [Member]
Financial derivative contracts
Total	1,669,807	1,088,194
Swaps [Member] | Financial derivative contracts [Member]
Financial derivative contracts
Total	9,992,123	8,402,868
Call currency options [Member] | Financial derivative contracts [Member]
Financial derivative contracts
Total	1,429	3,232
Put currency options [Member] | Financial derivative contracts [Member]
Financial derivative contracts
Total	9,601	177
Chilean Central Bank and Government securities [Member] | Debt financial instruments [Member]
Financial derivative contracts
Total	153,967	68,649
Foreign financial debt securities [Member] | Debt financial instruments [Member]
Financial derivative contracts
Total	$ 79	$ 4,698